Business Combinations - Business Acquisition, Pro Forma Information (Details) - Acquisition of Atkins $ in Thousands	3 Months Ended
Nov. 26, 2016 USD ($)
Business Acquisition [Line Items]
Revenue	$ 99,803
Gross profit	48,712
Net income	$ 9,019